Non-current receivables - Schedule of Non-Current Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Shareholders loans to joint ventures	$ 28,665	$ 159,733
Non-current derivative financial assets	7,930	0
Other non-current receivables	2,062	618
Investment	1	1
Total non-current receivables	$ 38,658	$ 160,352	[1]

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.